Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 18,329,155
Exchange difference	481,222	$ 1,107,124
Amortization charge	(1,863,652)	(1,798,305)
Closing net book amount	16,946,725	18,329,155
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	26,811,802
Closing net book amount	27,506,176	26,811,802
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(8,482,647)
Closing net book amount	(10,559,451)	(8,482,647)
Patents 1 [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	1,915,671
Closing net book amount	1,915,671	1,915,671
Patents 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(1,915,671)
Closing net book amount	(1,915,671)	(1,915,671)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	18,219,193
Exchange difference	481,222	1,107,124
Amortization charge	(1,863,652)	(1,798,305)
Closing net book amount	16,836,763	18,219,193
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	24,786,169
Closing net book amount	25,480,543	24,786,169
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(6,566,976)
Closing net book amount	(8,643,780)	(6,566,976)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962
Closing net book amount	$ 109,962	$ 109,962